Net interest income - Summary of net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Cash and balances at central banks	£ 10,262	£ 2,916	£ 184
Debt securities at amortised cost	2,337	1,251	177
Loans and advances at amortised cost	14,742	12,125	9,363
Fair value through other comprehensive income	4,907	1,963	550
Negative interest on liabilities	46	208	248
Other	2,781	633	718
Interest and similar income	35,075	19,096	11,240
Deposits at amortised cost	(11,252)	(3,573)	(561)
Debt securities in issue	(6,344)	(3,240)	(1,340)
Subordinated liabilities	(866)	(530)	(507)
Negative interest on assets	(7)	(208)	(374)
Other	(3,897)	(973)	(385)
Interest and similar expense	(22,366)	(8,524)	(3,167)
Net interest income	£ 12,709	£ 10,572	£ 8,073